Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
7.	Subsequent Events

Modification of Senior Note

2016 Securities Purchase Agreement

On April 4, 2016 (the “Closing Date”), the Company consummated the transactions contemplated by the 2016 Purchase Agreement. Under the 2016 Purchase Agreement, the Company: (i) paid to Brainlab all accrued and unpaid interest on the Brainlab Note, in the amount of approximately $740,000; (ii) amended and restated the Brainlab Note on the terms described below; (iii) entered into a patent and technology license agreement with Brainlab (the “License Agreement”) for software relating to the Company’s SmartFrame device, in consideration for the cancellation of $1.0 million of the principal amount of the Brainlab Note; (iv) issued to Brainlab, in consideration for the cancellation of approximately $1.3 million of the principal amount of the Brainlab Note, 99,310 units, consisting of: (a) one share of the Company’s common stock; (b) warrants to purchase 0.4 share of common stock (the “2016 Series A Warrants”); and (c) warrants to purchase 0.3 shares of common stock (the “2016 Series B Warrants”) (collectively, the “Equity Units”); and (v) entered into a Registration Rights Agreement (the “2016 Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement with the SEC covering the resale of the shares of common stock issued to Brainlab under the 2016 Purchase Agreement, as well as the shares of common stock that are issuable upon exercise of the 2016 Series A Warrants and 2016 Series B Warrants (together, the “2016 Warrants”).

The 2016 Purchase Agreement contains covenants, representations and warranties by the Company and Brainlab (including indemnification from the Company in the event of breaches of its representations and warranties), which the Company believes are customary for transactions of this type.

As a result of the foregoing, on the Closing Date the Company recorded a gain of $941,000 representing the difference between (a) the aggregate fair value of the License Agreement, which had no cost basis on the Company’s consolidated balance sheets, and the Equity Units, and (b) the aggregate principal amount of the Brainlab Note cancelled as consideration.

2016 Registration Rights Agreement

The Company is required to file the 2016 Registration Statement within 60 calendar days following the Closing Date (the “Filing Deadline”). The Company is required to use its best efforts to have the 2016 Registration Statement declared effective as soon as practicable. Pursuant to the 2016 Registration Rights Agreement, if: (i) the 2016 Registration Statement is not filed with the SEC on or prior to the Filing Deadline; (ii) the 2016 Registration Statement is not declared effective by the SEC on or prior to the 75th day after the Closing Date (or the 120th day after the Closing Date if the SEC determines to review the 2016 Registration Statement); or (iii) the Company fails to continuously maintain the effectiveness of the 2016 Registration Statement (with certain permitted exceptions), the Company will incur certain liquidated damages in a range of 2%-10%, depending on the duration of such failure, of the approximately $1.3 million principal reduction of the Brainlab Note as described above. The 2016 Registration Rights Agreement also contains mutual indemnifications by the Company and Brainlab, which the Company believes are customary for transactions of this type. The 2016 Registration Statement was declared effective on June 20, 2016.

2016 Warrants

The 2016 Series A Warrants and 2016 Series B Warrants are exercisable, in full or in part, at any time prior to the fifth anniversary of their issuance, at an exercise price of $16.23 per share (before giving effect to the Note Conversion) and $21.10 per share, respectively. The 2016 Warrants provide for certain adjustments that may be made to the exercise price and the number of shares issuable upon exercise due to future corporate events or otherwise. In the case of certain fundamental transactions affecting the Company, the holder of such 2016 Warrants, upon exercise of such warrants after such fundamental transaction, will have the right to receive, in lieu of shares of the Company’s common stock, the same amount and kind of securities, cash or property that such holder would have been entitled to receive upon the occurrence of the fundamental transaction, had the 2016 Warrants been exercised immediately prior to such fundamental transaction. The 2016 Warrants contain a “cashless exercise” feature that allows the holders to exercise the warrants without a cash payment to the Company upon the terms set forth in the respective 2016 Warrant agreements.

Amended and Restated Promissory Note

On the Closing Date and pursuant to the 2016 Purchase Agreement, the Company issued Brainlab an unregistered, amended and restated secured note (the “New Brainlab Note”), which has the same terms and conditions as the Brainlab Note, except that: (i) the principal amount of the New Brainlab Note is $2 million; (ii) interest will be paid quarterly in arrears; and (iii) the maturity date of the New Brainlab Note is December 31, 2018.

Non-Exclusive License Agreement

On the Closing Date and pursuant to the 2016 Purchase Agreement, the Company and Brainlab entered into the License Agreement, for software relating to our SmartFrame device, for use in neurosurgery. The License Agreement does not affect the Company’s ability to continue to independently develop, market and sell its own software for the SmartFrame device.

Based on the foregoing, the Brainlab Note was classified as a non-current liability in the accompanying March 31, 2016 condensed consolidated balance sheet.

Reverse Stock Split

On June 30, 2016, the Company’s stockholders approved a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of 1-for-15, 1-for-20, 1-for-25, 1-for-30, 1-for-35 or 1-for-40, with the specific ratio and effective time of the reverse stock split to be determined by the Company’s Board of Directors. On July 21, 2016, the Company’s Board of Directors approved a 1-for-40 reverse stock split of its issued common stock, which will be effectuated prior to the Company’s contemplated public offering. The reverse stock split will not cause an adjustment to the par value of the authorized shares of common stock. As a result of the reverse stock split, the share and per-share amounts under its incentive stock plans and warrants with third parties will be adjusted. No fractional shares will be issued in connection with the reverse stock split. All disclosure of common shares and per share common per-share data in the accompanying consolidated financial statements and related notes have been adjusted retroactively to reflect the reverse stock split for all periods presented.

Note Conversion

On June 30, 2016, the Company entered into amendments with three holders of certain notes issued by it, including Brainlab and a trust for which one of its non-employee directors serves as a trustee. Pursuant to the amendments, the parties agreed that, in the event the Company closes a qualified public offering: (i) $2,000,000 of the principal balance of those notes, plus all unpaid accrued interest on that amount, will automatically convert into the security offered in the qualified public offering, based on the public offering price of that security; and (ii) the exercise price for 46,207 shares of common stock underlying warrants issued in connection with those notes will be reduced to equal the greater of (x) the public offering price of the security offered in the qualified public offering, or (y) if the security offered in the qualified public offering is or includes convertible stock or common stock warrants, the highest price per whole share for which the Company’s common stock is issuable upon conversion of such convertible stock or upon exercise of such common stock warrants.

11.	Subsequent Events

Modification of Senior Note

2016 Securities Purchase Agreement

On April 4, 2016 (the “Closing Date”), the Company consumated the transactions contemplated by the securities purchase agreement (the “2016 Purchase Agreement”) with Brainlab. Under the 2016 Purchase Agreement, the Company: (i) paid to Brainlab all accrued and unpaid interest on the Brainlab Note, in the amount of approximately $740,000 (the “Interest Payment”); (ii) amended and restated the Brainlab (the “License Agreement”), Note on the terms described below; (iii) entered into a patent and technology license agreement with Brainlab, in consideration for the cancellation of $1 million of the principal amount of the Brainlab Note, for the development of software relating to the Company’s SmartFrame device; (iv) issued to Brainlab, in consideration for the cancellation of approximately $1.3 million of the principal amount of the Brainlab Note, 99,310 units, consisting of: (a) one share of the Company’s common stock, par value $0.01 per share (the “2016 Common Stock”); (b) warrants to purchase 0.4 share of the 2016 Common Stock (the “2016 Series A Warrants”); and (c) warrants to purchase 0.3 shares of the 2016 Common Stock (the “2016 Series B Warrants”) (the “Equity Units” and the issuance of the Equity Units, the “Unit Transaction”); and (v) entered into a Registration Rights Agreement (the “2016 Registration Rights Agreement”), pursuant to which the Company agreed to file a registration statement with the SEC covering the resale of the shares of common stock issued to Brainlab under the 2016 Purchase Agreement, as well as the shares of common stock that are issuable upon exercise of the 2016 Series A and 2016 Series B Warrants.

The 2016 Purchase Agreement contains covenants, representations and warranties by the Company and Brainlab (including indemnification from the Company in the event of breaches of its representations and warranties), which the Company believes are customary for transactions of this type.

As a result of the foregoing, on the Closing Date the Company recorded a gain of $941,000 representing the difference between (a) the aggregate fair value of the License Agreement, which had no cost basis on the Company’s consolidated balance sheets, and the Equity Units, and (b) the aggregate principal amount of the Brainlab Note cancelled as consideration.

2016 Registration Rights Agreement

The Company is be required to file the 2016 Registration Statement within 60 calendar days following the Closing Date (the “Filing Deadline”). The Company is required to use its best efforts to have the 2016 Registration Statement declared effective as soon as practicable. Pursuant to the 2016 Registration Rights Agreement, if: (i) the 2016 Registration Statement is not filed with the SEC on or prior to the Filing Deadline; (ii) the 2016 Registration Statement is not declared effective by the SEC on or prior to the 75th day after the Closing Date (or the 120th day after the Closing Date if the SEC determines to review the 2016 Registration Statement); or (iii) the Company fails to continuously maintain the effectiveness of the 2016 Registration Statement (with certain permitted exceptions), the Company will incur certain liquidated damages to Brainlab. The 2016 Registration Rights Agreement also contains mutual indemnifications by the Company and Brainlab, which the Company believes are customary for transactions of this type. The 2016 Registration Statement was declared effective on June 20, 2016.

2016 Series A and 2016 Series B Warrants

The 2016 Series A and 2016 Series B Warrants (together, the “2016 Warrants) are exercisable, in full or in part, at any time prior to the fifth anniversary of their issuance, at an exercise price of $16.23 per share (before giving effect to the Note Conversion) and $21.10 per share, respectively. The 2016 Warrants provide for certain adjustments that may be made to the exercise price and the number of shares issuable upon exercise due to future corporate events or otherwise. In the case of certain fundamental transactions affecting the Company, the holder of such 2016 Warrants, upon exercise of such warrants after such fundamental transaction, will have the right to receive, in lieu of shares of the Company’s common stock, the same amount and kind of securities, cash or property that such holder would have been entitled to receive upon the occurrence of the fundamental transaction, had the 2016 Warrants been exercised immediately prior to such fundamental transaction. The 2016 Warrants contain a “cashless exercise” feature that allows the holders to exercise the warrants without a cash payment to the Company upon the terms set forth in the respective 2016 Warrant agreements.

Amended and Restated Promissory Note

On the Closing Date and pursuant to the Purchase Agreement, the Company issued Brainlab an unregistered, amended and restated secured note (the “New Brainlab Note”), which has the same terms and conditions as the Brainlab Note, except that: (i) the principal amount of the New Brainlab Note shall be $2 million; (ii) interest shall be paid quarterly in arrears; and (iii) the maturity date of the New Brainlab Note will be December 31, 2018.

Non-Exclusive License Agreement

On the Closing Date and pursuant to the 2016 Purchase Agreement, the Company and Brainlab entered into the License Agreement, allowing Brainlab to develop proprietary software to support the Company’s SmartFrame device, for use in neurosurgery. The License Agreement does not affect the Company’s ability to continue to independently develop, market and sell its own software for the SmartFrame device.

Reverse Stock Split

On June 30, 2016, the Company’s stockholders approved a reverse stock split of the Company’s issued and outstanding shares of common stock at a ratio of 1-for-15, 1-for-20, 1-for-25, 1-for-30, 1-for-35 or 1-for-40, with the specific ratio and effective time of the reverse stock split to be determined by the Company’s Board of Directors. On July 21, 2016, the Company’s Board of Directors approved a 1-for-40 reverse stock split of its issued common stock, which will be effectuated prior to the Company’s contemplated public offering. The reverse stock split will not cause an adjustment to the par value of the authorized shares of common stock. As a result of the reverse stock split, the share and per-share amounts under its incentive stock plans and warrants with third parties will be adjusted. No fractional shares will be issued in connection with the reverse stock split. All disclosure of common shares and per share common per-share data in the accompanying consolidated financial statements and related notes have been adjusted retroactively to reflect the reverse stock split for all periods presented.

Note Conversion

On June 30, 2016, the Company entered into amendments with three holders of certain notes issued by it, including Brainlab and a trust for which one of its non-employee directors serves as a trustee. Pursuant to the amendments, the parties agreed that, in the event the Company closes a qualified public offering: (i) $2,000,000 of the principal balance of those notes, plus all unpaid accrued interest on that amount, will automatically convert into the security offered in the qualified public offering, based on the public offering price of that security; and (ii) the exercise price for 46,207 shares of common stock underlying warrants issued in connection with those notes will be reduced to equal the greater of (x) the public offering price of the security offered in the qualified public offering, or (y) if the security offered in the qualified public offering is or includes convertible stock or common stock warrants, the highest price per whole share for which the Company’s common stock is issuable upon conversion of such convertible stock or upon exercise of such common stock warrants.